ACCRUALS AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
ACCRUALS AND OTHER PAYABLES [abstract]
Disclosure of accruals and other payables
28.	ACCRUALS AND OTHER PAYABLES

	2020 RMB’000	2021 RMB’000
Due to third parties	1,401,338	1,367,508
Due to related parties	448,318	587,667

	1,849,656	1,955,175

	2020	2021
	RMB’000	RMB’000
Payables to GIDC assumed by business combination	360,560	357,560
Other deposits received	308,890	297,736
Salary and welfare payables	418,214	486,644
Deposits received for construction projects	131,965	117,366
Other taxes payable	62,942	75,286
Amounts received on behalf of Labor Union	87,566	68,030
Deposits received from ticketing agencies	25,408	30,078
Employee benefits obligations (Note 25)	24,487	22,761
Housing maintenance fund	2,480	—
Payables assumed by capital increase in FVOCI	—	86,065
Other payables	427,144	413,649

	1,849,656	1,955,175